Other Receivables (Tables)	6 Months Ended
Sep. 30, 2025
Other Receivables [Abstract]
Schedule of Other Receivables

As at the end of each reporting period, other receivables are as follows:

	As of
	March 31, 2025	September 30, 2025	September 30, 2025
	S$	S$	US$
Amount due from third parties	112,319	16,912	13,110
Deposits	344,221	395,003	306,204
Advance to a supplier*	800,000	4,020,000	3,116,279
Prepayments	188,922	112,781	87,427
Other receivables	1,445,462	4,544,696	3,523,020

*	Advance to a supplier was related to a purchase order for SuperSun Lithium Battery Energy Storage System.